CASH FLOW STATEMENT - Cash and cash equivalents (Details) $ in Millions	Dec. 31, 2023 USD ($) item		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Cash and cash equivalents if different from statement of financial position [abstract]
Cash at bank	$ 302		$ 350		$ 1,290
Bank overdrafts	(2)		(6)		(5)
Cash and cash equivalents	$ 300	[1]	$ 344	[1]	$ 1,285	[1]	$ 1,751
Number of countries in which the company operates | item	100

[1]	Cash and cash equivalents is net of bank overdrafts of $2m (2022: $6m, 2021: $5m).